Right-of-use assets and lease liabilities - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases [Line Items]
Amortization expense	R$ 86,165	R$ 88,734
Interest expense on lease liabilities	17,691	R$ 20,268	R$ 16,977
Impairment loss recognised in profit or loss, right-of-use assets	R$ 2,965,000
Bottom of range
Leases [Line Items]
Term (in years)	3 years
Top of range
Leases [Line Items]
Term (in years)	8 years